Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Year ended December 31,
	2019	2018	2017
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of reconciliation of the theoretical tax expenses
	Year ended December 31,
	2019	2018	2017
Loss before taxes	$9,384	$4,242	$2,503
Statutory tax rate	23%	23%	24%
Tax benefit	2,158	976	601
Permanent differences	(322)	(237)	(30)
Valuation allowance	(1,836)	(739)	(535)
Differences in tax rate	-	-	(36)
Tax expenses	$-	$-	$-

Schedule of deferred tax liabilities and assets
	Year ended December 31,
	2019		2018		2017
Tax assets in respect of:	$		$		$
Accrued employees' and directors' compensation		136		31		18
Research and development expenses		738		609		379
Net loss carry forward		4,744		2,743		2,242
Total deferred tax assets		5,595		3,383		2,639
Less - valuation allowance		(5,595)		(3,383)		(2,639)
Deferred tax assets		$-		$-		$-